Property, plant, and equipment (Policies)	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment
Property, plant, and equipment

Property, plant, and equipment comprise, mainly, the administrative facilities that are not part of the assets object of the concession agreements and assets that are not reversible to the granting authority at the end of the concession. These assets are stated at acquisition or construction cost less depreciation and impairment losses, when necessary. When applicable, interest, other financial charges and inflationary effects arising from borrowings, effectively applied to fixed assets in progress, are computed as the cost of the respective fixed assets for qualifying assets. Qualifying assets are those which necessarily requires a substantial period, established by the Company as greater than 12 months, to be ready for use, considering the period for completion of the works, since most of the works have an average period of more than 12 months, equivalent to one fiscal year of the Company.

Subsequent costs are included in the carrying amount of the existing asset or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow and that the cost of the item can be reliably measured. Repairs and maintenance are recorded in the profit or loss for the year, when incurred.

Depreciation of the property, plant, and equipment begins when the item becomes available for use, in the location and condition necessary for it to be capable of operating as intended, from the moment the asset goes into operation. Depreciation is calculated under the straight-line method and the average rates are presented in Note 16 (a). Land is not depreciated.

The useful lives of the assets are reviewed and restated, if applicable, at the end of each year.

Property, plant and equipment are reviewed annually in order to identify evidence that may lead to losses of non-recoverable amounts, or whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The Company does not have assets with indefinite useful lives and assessed that there is no indication of impairment loss, mainly supported by Law No. 14,026/2020, which ensures that public sanitation services will have economic and financial sustainability guaranteed, either through tariffs or indemnification.

Gains and losses on disposals are determined by the difference between the sale value and the residual accounting balance and are recognized in profit or loss for the year, in other operating revenue (expenses).

The Company classifies non-current assets as held for sale when their carrying amount will be recovered, mainly, through a sale transaction instead of continuous use. These non-current and held-for-sale assets are measured at the lower of their carrying amount and the net fair value of selling expenses. Selling expenses are represented by incremental expenses directly attributable to the sale, excluding financial expenses and taxes on profit.

The classification criteria for non-current assets held for sale are met when the sale is highly probable and the asset or group of assets held for sale is available for immediate sale in its current condition, subject only to such terms as are customary for sale of such assets held for sale. The appropriate management level of the Company is committed to the asset sale plan, and a firm program has been initiated to locate a buyer and complete the plan within one year from the date of classification.

Property, plant and equipment and intangible assets are not depreciated or amortized when classified as held for sale.